Analysis By Operating Segment and Geographic Area - Summary of Analysis by Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [Line Items]
Revenues from unaffiliated customers		$ 1,320.0		$ 1,195.5		$ 2,100.9
Operating revenues		1,320.0		1,195.5		2,100.9
Depreciation and amortization (excluding multi-client surveys)		(181.2)		(293.2)		(1,310.6)
Depreciation and amortization of multi-client surveys		(297.7)		(417.2)		(369.5)
Operating income		(263.5)		(396.5)		(1,157.6)
Share of income in companies accounted for under equity method		(20.1)	[1]	(8.2)	[2]	21.4	[3]
Earnings before interest and tax		(283.6)	[4]	(404.7)	[5]	(1,136.2)	[6]
Capital expenditures (excluding multi-client surveys)		81.2	[7]	104.5	[8]	145.6	[9]
Investments in multi-client surveys, net cash		251.0		295.1		284.6
Capital employed		3,200.0		3,500.0		3,900.0
Total identifiable assets		3,900.0		4,300.0		5,000.0
Capitalized development costs		(34.1)		(34.0)		(41.5)
Eliminations and Other [Member]
Disclosure of operating segments [Line Items]
Inter-segment revenues		(29.5)		(81.5)		(59.5)
Operating revenues		(29.5)		(81.5)		(59.5)
Depreciation and amortization (excluding multi-client surveys)		(0.2)		(0.4)
Operating income		(46.5)		(69.8)		(69.2)
Earnings before interest and tax		(46.5)	[4]	(69.8)	[5]	(69.2)	[6]
Capital expenditures (excluding multi-client surveys)		(3.0)	[7]	4.3	[8]	15.0	[9]
Total identifiable assets				100.0		100.0
Non Operated Resources [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortization (excluding multi-client surveys)		(19.8)		(93.5)		(28.6)
Operating income		(220.4)		(170.0)		(235.8)
Share of income in companies accounted for under equity method	[1]	(8.5)
Earnings before interest and tax		(228.9)	[4]	(170.0)	[5]	(235.8)	[6]
Capital employed		100.0		200.0		100.0
Total identifiable assets		100.0		400.0		300.0
Contractual Data Acquisition [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Revenues from unaffiliated customers		284.9		232.2		593.2
Inter-segment revenues		3.8		5.8		22.3
Operating revenues		288.7		238.0		615.5
Depreciation and amortization (excluding multi-client surveys)		(43.9)		(62.7)		(653.4)
Operating income		(91.4)		(98.9)		(674.5)
Share of income in companies accounted for under equity method		(11.2)	[1]	(6.0)	[2]	21.7	[3]
Earnings before interest and tax		(102.6)	[4]	(104.9)	[5]	(652.8)	[6]
Capital expenditures (excluding multi-client surveys)		17.0	[7]	27.7	[8]	34.3	[9]
Capital employed		300.0		400.0		700.0
Total identifiable assets		500.0		600.0		900.0
Geology Geophysics and Reservoir [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Revenues from unaffiliated customers		819.6		784.0		1,107.6
Operating revenues		819.6		784.0		1,107.6
Depreciation and amortization (excluding multi-client surveys)		(87.5)		(101.1)		(586.9)
Depreciation and amortization of multi-client surveys		(297.7)		(417.2)		(369.5)
Operating income		130.7		(15.9)		(204.0)
Share of income in companies accounted for under equity method		(0.4)	[1]	(2.2)	[2]	(0.3)	[3]
Earnings before interest and tax		130.3	[4]	(18.1)	[5]	(204.3)	[6]
Capital expenditures (excluding multi-client surveys)		45.0	[7]	60.1	[8]	73.2	[9]
Investments in multi-client surveys, net cash		251.0		295.1		284.6
Capital employed		2,200.0		2,300.0		2,500.0
Total identifiable assets		2,600.0		2,500.0		2,900.0
Equipment 1 [member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Revenues from unaffiliated customers		215.5		179.3		400.1
Inter-segment revenues		25.7		75.7		37.2
Operating revenues		241.2		255.0		437.3
Depreciation and amortization (excluding multi-client surveys)		(29.8)		(35.5)		(41.7)
Operating income		(35.9)		(41.9)		25.9
Earnings before interest and tax		(35.9)	[4]	(41.9)	[5]	25.9	[6]
Capital expenditures (excluding multi-client surveys)		22.2	[7]	12.4	[8]	23.1	[9]
Capital employed		600.0		600.0		600.0
Total identifiable assets		$ 700.0		$ 700.0		$ 800.0

[1]	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
[2]	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
[3]	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.
[4]	At the group level, Operating Income and EBIT before costs related to the Transformation Plan amounted to US$(77.2) million and US$(97.3) million respectively, for the year ended December 31, 2017.
[5]	At the group level, Operating Income and EBIT before costs related to the Transformation Plan and impairments amounted to US$(212.7) million and US$(220.9) million respectively, for the year ended December 31, 2016.
[6]	At the group level, Operating Income and EBIT before costs related to the Transformation Plan and impairments amounted to US$60.9 million and US$82.3 million respectively, for the year ended December 31, 2015.
[7]	Capital expenditures included capitalized development costs of US$(34.1) million for the year ended December 31, 2017. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2017.
[8]	Capital expenditures included capitalized development costs of US$(34.0) million for the year ended December 31, 2016. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2016.
[9]	Capital expenditures included capitalized development costs of US$(41.5) million for the year ended December 31, 2015. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2015.